Document and Entity Information	12 Months Ended
Jan. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Aug 31, 2012
Registrant Name	Columbia Funds Series Trust II
Central Index Key	0001352280
Amendment Flag	false
Document Creation Date	Jan 25, 2013
Document Effective Date	Jan 25, 2013
Prospectus Date	Jan 1, 2013

Prospectus and Statement of Additional Information (SAI) Supplement — January 25, 2013

Fund	Prospectus and SAI Dated
Columbia Marsico Flexible Capital Fund	January 1, 2013

The Annual Fund Operating Expenses table in the "Fees and Expenses of the Fund" section of the Summary of the Fund is hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class R	Class R5	Class Z
Management fees(a)	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%

Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.50%	0.00%	0.00%

Other expenses(b)	0.38%	0.38%	0.18%	0.38%	0.23%	0.38%

Total annual fund operation expenses	1.34%	2.09%	0.89%	1.59%	0.94%	1.09%

Less: Fee waiver and/or expense reimbursement(c)	(0.03%)	(0.03%)	0.00%	(0.03%)	0.00%	(0.03%)

Total annual fund operating expenses after fee waiver and/or expense reimbursement(c)	1.31%	2.06%	0.89%	1.56%	0.94%	1.06%

(a)	Management fees have been restated to reflect contractual changes to the investment advisory fee rates.
(b)	Other expenses for Class A, C, R, R5 and Z shares have been restated to reflect contractual changes to certain fees paid by the Fund.
(c)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.31% for Class A, 2.06% for Class C, 0.89% for Class I, 1.56% for Class R, 0.94% for Class R5 and 1.06% for Class Z.

The Example in the "Fees and Expenses of the Fund" section of the Summary of the Fund is hereby replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

▪	you invest $10,000 in the applicable class of Fund shares for the periods indicated,

▪	your investment has a 5% return each year, and

▪	the Fund's total annual operating expenses remain the same as shown in the Annual Fund Operating Expense table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$701	$973	$1,265	$2,097

Class C (if shares are redeemed)	$309	$652	$1,122	$2,423

Class C (if shares are not redeemed)	$209	$652	$1,122	$2,423

Class I (whether or not shares are redeemed)	$91	$284	$494	$1,100

Class R (whether or not shares are redeemed)	$159	$499	$864	$1,892

Class R5 (whether or not shares are redeemed)	$96	$300	$521	$1,159

Class Z (whether or not shares are redeemed)	$108	$344	$599	$1,331

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Jan 1, 2013
Supplement [Text Block]	cfst47_SupplementTextBlock
Prospectus and Statement of Additional Information (SAI) Supplement — January 25, 2013

Fund	Prospectus and SAI Dated
Columbia Marsico Flexible Capital Fund	January 1, 2013

The Annual Fund Operating Expenses table in the "Fees and Expenses of the Fund" section of the Summary of the Fund is hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class R	Class R5	Class Z
Management fees(a)	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%

Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.50%	0.00%	0.00%

Other expenses(b)	0.38%	0.38%	0.18%	0.38%	0.23%	0.38%

Total annual fund operation expenses	1.34%	2.09%	0.89%	1.59%	0.94%	1.09%

Less: Fee waiver and/or expense reimbursement(c)	(0.03%)	(0.03%)	0.00%	(0.03%)	0.00%	(0.03%)

Total annual fund operating expenses after fee waiver and/or expense reimbursement(c)	1.31%	2.06%	0.89%	1.56%	0.94%	1.06%

(a)	Management fees have been restated to reflect contractual changes to the investment advisory fee rates.
(b)	Other expenses for Class A, C, R, R5 and Z shares have been restated to reflect contractual changes to certain fees paid by the Fund.
(c)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.31% for Class A, 2.06% for Class C, 0.89% for Class I, 1.56% for Class R, 0.94% for Class R5 and 1.06% for Class Z.

The Example in the "Fees and Expenses of the Fund" section of the Summary of the Fund is hereby replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

▪	you invest $10,000 in the applicable class of Fund shares for the periods indicated,

▪	your investment has a 5% return each year, and

▪	the Fund's total annual operating expenses remain the same as shown in the Annual Fund Operating Expense table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$701	$973	$1,265	$2,097

Class C (if shares are redeemed)	$309	$652	$1,122	$2,423

Class C (if shares are not redeemed)	$209	$652	$1,122	$2,423

Class I (whether or not shares are redeemed)	$91	$284	$494	$1,100

Class R (whether or not shares are redeemed)	$159	$499	$864	$1,892

Class R5 (whether or not shares are redeemed)	$96	$300	$521	$1,159

Class Z (whether or not shares are redeemed)	$108	$344	$599	$1,331

Columbia Marsico Flexible Capital Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfst47_SupplementTextBlock
Prospectus and Statement of Additional Information (SAI) Supplement — January 25, 2013

Fund	Prospectus and SAI Dated
Columbia Marsico Flexible Capital Fund	January 1, 2013

The Annual Fund Operating Expenses table in the "Fees and Expenses of the Fund" section of the Summary of the Fund is hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I	Class R	Class R5	Class Z
Management fees(a)	0.71%	0.71%	0.71%	0.71%	0.71%	0.71%

Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%	0.50%	0.00%	0.00%

Other expenses(b)	0.38%	0.38%	0.18%	0.38%	0.23%	0.38%

Total annual fund operation expenses	1.34%	2.09%	0.89%	1.59%	0.94%	1.09%

Less: Fee waiver and/or expense reimbursement(c)	(0.03%)	(0.03%)	0.00%	(0.03%)	0.00%	(0.03%)

Total annual fund operating expenses after fee waiver and/or expense reimbursement(c)	1.31%	2.06%	0.89%	1.56%	0.94%	1.06%

(a)	Management fees have been restated to reflect contractual changes to the investment advisory fee rates.
(b)	Other expenses for Class A, C, R, R5 and Z shares have been restated to reflect contractual changes to certain fees paid by the Fund.
(c)	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.31% for Class A, 2.06% for Class C, 0.89% for Class I, 1.56% for Class R, 0.94% for Class R5 and 1.06% for Class Z.

The Example in the "Fees and Expenses of the Fund" section of the Summary of the Fund is hereby replaced with the following:

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

▪	you invest $10,000 in the applicable class of Fund shares for the periods indicated,

▪	your investment has a 5% return each year, and

▪	the Fund's total annual operating expenses remain the same as shown in the Annual Fund Operating Expense table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A (whether or not shares are redeemed)	$701	$973	$1,265	$2,097

Class C (if shares are redeemed)	$309	$652	$1,122	$2,423

Class C (if shares are not redeemed)	$209	$652	$1,122	$2,423

Class I (whether or not shares are redeemed)	$91	$284	$494	$1,100

Class R (whether or not shares are redeemed)	$159	$499	$864	$1,892

Class R5 (whether or not shares are redeemed)	$96	$300	$521	$1,159

Class Z (whether or not shares are redeemed)	$108	$344	$599	$1,331

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2013
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the applicable class of Fund shares for the periods indicated, your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expense table above.
		Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Columbia Marsico Flexible Capital Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.71%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Total annual fund operation expenses	rr_ExpensesOverAssets	1.34%
Less: Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.31%	[3]
1 year	rr_ExpenseExampleYear01	701
3 years	rr_ExpenseExampleYear03	973
5 years	rr_ExpenseExampleYear05	1,265
10 years	rr_ExpenseExampleYear10	2,097
1 year	rr_ExpenseExampleNoRedemptionYear01	701
3 years	rr_ExpenseExampleNoRedemptionYear03	973
5 years	rr_ExpenseExampleNoRedemptionYear05	1,265
10 years	rr_ExpenseExampleNoRedemptionYear10	2,097
Columbia Marsico Flexible Capital Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.71%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Total annual fund operation expenses	rr_ExpensesOverAssets	2.09%
Less: Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	2.06%	[3]
1 year	rr_ExpenseExampleYear01	309
3 years	rr_ExpenseExampleYear03	652
5 years	rr_ExpenseExampleYear05	1,122
10 years	rr_ExpenseExampleYear10	2,423
1 year	rr_ExpenseExampleNoRedemptionYear01	209
3 years	rr_ExpenseExampleNoRedemptionYear03	652
5 years	rr_ExpenseExampleNoRedemptionYear05	1,122
10 years	rr_ExpenseExampleNoRedemptionYear10	2,423
Columbia Marsico Flexible Capital Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.71%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.18%	[2]
Total annual fund operation expenses	rr_ExpensesOverAssets	0.89%
Less: Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.89%	[3]
1 year	rr_ExpenseExampleYear01	91
3 years	rr_ExpenseExampleYear03	284
5 years	rr_ExpenseExampleYear05	494
10 years	rr_ExpenseExampleYear10	1,100
1 year	rr_ExpenseExampleNoRedemptionYear01	91
3 years	rr_ExpenseExampleNoRedemptionYear03	284
5 years	rr_ExpenseExampleNoRedemptionYear05	494
10 years	rr_ExpenseExampleNoRedemptionYear10	1,100
Columbia Marsico Flexible Capital Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.71%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Total annual fund operation expenses	rr_ExpensesOverAssets	1.59%
Less: Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.56%	[3]
1 year	rr_ExpenseExampleYear01	159
3 years	rr_ExpenseExampleYear03	499
5 years	rr_ExpenseExampleYear05	864
10 years	rr_ExpenseExampleYear10	1,892
1 year	rr_ExpenseExampleNoRedemptionYear01	159
3 years	rr_ExpenseExampleNoRedemptionYear03	499
5 years	rr_ExpenseExampleNoRedemptionYear05	864
10 years	rr_ExpenseExampleNoRedemptionYear10	1,892
Columbia Marsico Flexible Capital Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.71%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%	[2]
Total annual fund operation expenses	rr_ExpensesOverAssets	0.94%
Less: Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.94%	[3]
1 year	rr_ExpenseExampleYear01	96
3 years	rr_ExpenseExampleYear03	300
5 years	rr_ExpenseExampleYear05	521
10 years	rr_ExpenseExampleYear10	1,159
1 year	rr_ExpenseExampleNoRedemptionYear01	96
3 years	rr_ExpenseExampleNoRedemptionYear03	300
5 years	rr_ExpenseExampleNoRedemptionYear05	521
10 years	rr_ExpenseExampleNoRedemptionYear10	1,159
Columbia Marsico Flexible Capital Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.71%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Total annual fund operation expenses	rr_ExpensesOverAssets	1.09%
Less: Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[3]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.06%	[3]
1 year	rr_ExpenseExampleYear01	108
3 years	rr_ExpenseExampleYear03	344
5 years	rr_ExpenseExampleYear05	599
10 years	rr_ExpenseExampleYear10	1,331
1 year	rr_ExpenseExampleNoRedemptionYear01	108
3 years	rr_ExpenseExampleNoRedemptionYear03	344
5 years	rr_ExpenseExampleNoRedemptionYear05	599
10 years	rr_ExpenseExampleNoRedemptionYear10	1,331

[1]	Management fees have been restated to reflect contractual changes to the investment advisory fee rates.
[2]	Other expenses for Class A, C, R, R5 and Z shares have been restated to reflect contractual changes to certain fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until December 31, 2013, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not, subject to applicable exclusions, exceed the annual rates of 1.31% for Class A, 2.06% for Class C, 0.89% for Class I, 1.56% for Class R, 0.94% for Class R5 and 1.06% for Class Z.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Jan 1, 2013
Document Creation Date	dei_DocumentCreationDate	Jan 25, 2013